Annual Notice of Securities Sold Pursuant to Rule 24F-2

	       U.S. SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			      FORM 24F-2
		   Annual Notice of Securities Sold
			Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
			Please print or type.

  1.   Name and address of issuer:

       Flag Investors Equity Partners Fund, Inc.
       One South Street
       Baltimore, Maryland  21202
  _________________________________________________________________

  2. Name of each series or class of funds for which this notice is filed:

       Flag Investors Class A Shares
       Flag Investors Class B Shares
       Flag Investors Institutional Shares
  _________________________________________________________________

  3.   Investment Company Act File Number:  811-8886

       Securities Act File Number:  33-86832
  _________________________________________________________________

  4.   Last day of fiscal year for which this notice is filed:

       May 31, 1997
  _________________________________________________________________

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

       N/A
								 [ ]
  _________________________________________________________________

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933


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       other than pursuant to rule 24f-2 in a prior fiscal year,
       but which remained unsold at the beginning of the fiscal year:

       None
  _________________________________________________________________

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       None
  _________________________________________________________________

  9. Number and aggregate sale price of securities sold during the fiscal year:*

       4,989,660 shares valued at $75,360,226

	   (*includes shares issued upon reinvestment of dividends)

  _________________________________________________________________

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       4,989,660 shares valued at $75,360,226

  _________________________________________________________________

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Included in Item 9 above.




















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  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
						      $ 75,360,226
						      ______________
       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
						      +      ----
						      ______________
       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
						    -  $ 7,920,313
						      ______________
       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing
		fees pursuant to rule 24e-2 (if applicable):
						     +     ----
						      ______________
       (v)  Net aggregate price of securities sold and issued
	    during the fiscal year in reliance on rule 24f-2 {line
	    (i), plus line (ii), less line (iii), plus line (iv)}
	    (if applicable):
						      $ 67,439,913
						      ______________

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
						       x 1/3,300
						      ______________
	    (vii)  Fee due {line (i) or line (v) multiplied by line
		   (vi)}:


						       $ 20,436.34
						       =============
  Instruction:  Issuers should complete lines (ii), (iii), (iv),
		and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.













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  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

								 [X]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

       July 15, 1997



			      SIGNATURES

  This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

  By (Signature and Title)*         /s/ Joseph A. Finelli

				   Joseph A. Finelli
				   Treasurer



  Date:  July 17, 1997

    * Please print the name and title of the signing officer below the signature.
























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
						 FLAG INVESTORS EQUITY PARTNERS FUND, INC.

									   SCHEDULE A


       CLASS        SHARES SOLD    AGGREGATE     FRONT-END      SHARES       VALUE OF       SHARES      AGGREGATE
				     SALES         SALES        ISSUED      REINVESTED     REDEEMED    REDEMPTION
				     PRICE      COMMISSIONS      UPON        DIVIDENDS                    PRICE
							     REINVESTMENT
							     OF DIVIDENDS


 Flag A               2,175,983   $32,665,187     $404,583       71,468      $1,040,589      477,782    $7,100,783
 Flag B                 545,380     8,263,270      ------          3,986         60,224       25,717       375,286

 Institutional        2,182,989    32,778,081     ------           9,854        148,292       30,115       444,244
 ===============     ==========   ===========    ==========    =========    ===========    =========   ===========

 Total                4,904,352   $73,706,538     $404,583        85,308     $1,249,105      533,614    $7,920,313




		    $73,706,538 + 404,583 + 1,249,105 = $75,360,226

			      $75,360,226 - 7,920,313 = $67,439,913

			Fee Required $20,436.34
		       ($67,439,913 divided by $3,300)

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2000 One Logan Square                          Morgan, Lewis
						&Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299


  July 17, 1997


  Flag Investors Equity Partners Fund, Inc.
  One South Street
  Baltimore, MD 21202

  Re:          Rule 24f-2 Notice for
	       Flag Investors Equity Partners Fund, Inc.
	       (File Nos. 33-86832 and 811-8886)

  Gentlemen:

  Flag Investors Equity Partners Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is a diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during the fiscal year ended May 31, 1997, the registration of which is made definite by the filing of the attached Notice.

  We have reviewed all proceedings taken by the Fund in connection with the offer and sale of shares of common stock, par value $.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N 1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

  We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


  Very truly yours,


  /s/ Morgan, Lewis & Bockius LLP

  cc:  Mr. Joseph A. Finelli

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